Offerings	Mar. 30, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 110,997,614.08
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,328.77
Offering Note	(A) An unspecified number of securities is being registered as may from time to time be offered at unspecified prices. Pursuant to Rule 416 under the U.S. Securities Act of 1933, as amended (the "Securities Act"), the securities being registered hereunder include such indeterminate number of securities as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends or similar transactions. (B) Includes rights to acquire common stock or preferred stock of the registrant under any shareholder rights plan then in effect, if applicable under the terms of any such plan. (C) Estimated solely for the purpose of calculating the registration fee. No separate consideration will be received for shares of common stock that are issued upon conversion of preferred stock or upon exercise of common stock warrants registered hereunder. The maximum aggregate offering price of all securities issued pursuant to this registration statement will not exceed $250,000,000. (D) The registration fee has been calculated in accordance with Rule 457(o) under the Securities Act.
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Shares
Carry Forward Form Type	F-3
Carry Forward File Number	333-289819
Carry Forward Initial Effective Date	Aug. 27, 2025
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Subscription Receipts
Carry Forward Form Type	F-3
Carry Forward File Number	333-289819
Carry Forward Initial Effective Date	Aug. 27, 2025
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	F-3
Carry Forward File Number	333-289819
Carry Forward Initial Effective Date	Aug. 27, 2025
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	F-3
Carry Forward File Number	333-289819
Carry Forward Initial Effective Date	Aug. 27, 2025
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 139,002,385.92
Carry Forward Form Type	F-3
Carry Forward File Number	333-289819
Carry Forward Initial Effective Date	Aug. 29, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 21,281.26
Offering Note	The registrant previously registered the offer and sale of securities having a maximum aggregate offering price of $150,000,000 pursuant to a registration statement on Form F-3 (File No. 333-289819) initially filed with the U.S. Securities and Exchange Commission on August 29, 2025 (the "Prior Registration Statement"), of which an aggregate of $139,002,385.92 remain unsold (the "Unsold Securities"). Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include the Unsold Securities and no additional filing fee is due with respect to such Unsold Securities in connection with the filing of this registration statement. Pursuant to Rule 415(a)(6), the offering of the Unsold Securities pursuant to the Prior Registration Statement shall be deemed terminated as of the date of the effective date of this registration statement. If the registrant sells any of the Unsold Securities pursuant to the Prior Registration Statement after the date of the initial filing, and prior to the date of effectiveness, of this registration statement, the registrant will file a pre-effective amendment to this registration statement, which will reduce the number of Unsold Securities included on this registration statement.